Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
13 Property, plant and equipment
(a) Overview of property, plant and equipment, including right-of-use assets

						2022
	Freehold property £m	Leasehold property £m	Plant, equipment and other owned £m	Plant, equipment and other leased £m	Assets in the course of construction £m	Total £m
1 January
Cost	1,421	847	5,750	247	706	8,971
Accumulated depreciation and impairment	(388)	(370)	(3,130)	(130)		(4,018)
Net book value at 1 January	1,033	477	2,620	117	706	4,953
Differences on exchange	68	30	164	9	48	319
Additions
– right-of-use assets	—	117	—	117	—	234
– separately acquired	—	—	32	—	471	503
Reallocations	44	21	374	2	(441)	—
Depreciation	(36)	(112)	(323)	(68)	—	(539)
Impairment	(62)	(39)	(210)	(4)	(4)	(319)
Right-of-use assets - reassessments, modifications and terminations	—	(16)	—	4	—	(12)
Disposals	(4)	(2)	(15)	—	3	(18)
Net reclassifications as held-for-sale	(41)	(10)	(187)	—	(16)	(254)
31 December
Cost	1,475	940	5,962	362	767	9,506
Accumulated depreciation and impairment	(473)	(474)	(3,507)	(185)		(4,639)
Net book value at 31 December	1,002	466	2,455	177	767	4,867

						2021
	Freehold property £m	Leasehold property £m	Plant, equipment and other owned £m	Plant, equipment and other leased £m	Assets in the course of construction £m	Total £m
1 January
Cost	1,518	798	5,807	217	764	9,104
Accumulated depreciation and impairment	(444)	(315)	(3,175)	(110)		(4,044)
Net book value at 1 January	1,074	483	2,632	107	764	5,060
Differences on exchange	(23)	(22)	(135)	(5)	(18)	(203)
Additions
– right-of-use assets	—	88	—	76	—	164
– separately acquired	—	1	45	—	508	554
Reallocations	44	51	441	1	(537)	—
Depreciation	(35)	(110)	(303)	(57)	—	(505)
Impairment	(4)	(2)	(37)	—	(11)	(54)
Right-of-use assets - reassessments, modifications and terminations	—	(11)	—	(5)	—	(16)
Disposals	(7)	(1)	(12)	—	—	(20)
Net reclassifications as held-for-sale	(16)	—	(11)	—	—	(27)
31 December
Cost	1,421	847	5,750	247	706	8,971
Accumulated depreciation and impairment	(388)	(370)	(3,130)	(130)		(4,018)
Net book value at 31 December	1,033	477	2,620	117	706	4,953
Refer to notes 4 and 7 for more information on property, plant and equipment impairments. The £254 million (2021: £27 million) of assets reclassified as held-for-sale in 2022 primarily relates to the Group's operations in Russia and Belarus and in 2021, the Group's Iranian subsidiary, BAT Pars, as disclosed in note 27(d).
ESG Investments: Included in additions in 2022 is an amount of £27.1 million related to investments directed towards equipment to drive energy efficiency and renewable energy generation, water recycling and efficiency projects, waste reduction, and product innovation-led specification improvements to drive recyclability and reduce waste.
The Group has £80 million of future contractual commitments (2021: £90 million) related to property, plant and equipment.
(b) Right-of-use assets
In accordance with IFRS 16 Leases, the right-of-use assets related to leased properties have been included in the asset class ‘Leasehold Property’ (note 13(c)) and other right-of-use assets have been reported under ‘Plant, equipment and other leased’.
The Group leases various offices, warehouses, retail spaces, equipment and vehicles through its subsidiaries across the globe. Arrangements are entered into in the course of ordinary business, and lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions reflecting local commercial practice. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Leased assets may not be used as security for borrowing purposes.
Assets representing ‘plant, equipment and other’ relate to leases of various assets including tobacco vending machines, industrial equipment and distribution vehicles in Brazil, Japan, Pakistan, Poland, Romania, Switzerland, the U.S. and other countries.
(c) Leasehold property
As of 31 December 2022, the Group holds £152 million (2021: £165 million) of leasehold properties acquired and another £314 million (2021: £312 million) of right-of-use leased properties.
Assets representing ‘leasehold property’ relate to leases in respect of offices, retail space, warehouses and manufacturing facilities occupied by Group subsidiaries and include property leases with lease terms of more than five years in Bangladesh, Brazil, China, Germany, Italy, Mexico, Romania, Singapore, the UK and the U.S., amongst other countries. In addition, capitalised expenditure representing leasehold improvements is included in this asset class.

	2022 £m	2021 £m
Leasehold land and property comprises
- net book value of long leasehold	15	14
- net book value of short leasehold	451	463
	466	477

2022
Leasehold property net book value movements for the year ended 31 December 2022	Net book value at 1 January £m	Differences on exchange £m	Depreciation and impairment £m	Other net movements* £m	Net book value at 31 December £m
- Property acquired (IAS 16)	165	11	(41)	17	152
- Right-of-use properties (IFRS 16)	312	19	(110)	93	314
	477	30	(151)	110	466

					2021
Leasehold property net book value movements for the year ended 31 December 2021	Net book value at 1 January £m	Differences on exchange £m	Depreciation and impairment £m	Other net movements* £m	Net book value at 31 December £m
- Property acquired (IAS 16)	132	(8)	(13)	54	165
- Right-of-use properties (IFRS 16)	351	(14)	(99)	74	312
	483	(22)	(112)	128	477
Note:
*    Property acquired (IAS 16 Property, plant and equipment) other net movements for leasehold improvements represent additions (directly acquired and/or transferred from assets in the course of construction) net of disposals, whereas other net movements for right-of-use properties (IFRS 16) relate to new leases net of reassessments, modifications and terminations as reported in the Property, plant and equipment movement table in note 13(a).
(d) Freehold property
As of 31 December 2022, the Group owns freehold property amounting to £1,002 million (2021: £1,033 million), representing factories, warehouses and office buildings together with adjoining land, mainly in the U.S., the UK, Bangladesh, Indonesia and South Korea.

	2022 £m	2021 £m
Cost of freehold land within freehold property on which no depreciation is provided	246	242